SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and credit risk (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 item
Concentration Risk [Line Items]
FDIC, deposit at financial institutions | $	$ 1,934,708	$ 6,061,340
Accounts receivable | Credit concentration risk
Concentration Risk [Line Items]
Number of advertisers	2	2
Accounts receivable | Credit concentration risk | Advertiser/ publisher one
Concentration Risk [Line Items]
Concentration of risk (as a percent)	17.40%	21.60%
Accounts receivable | Credit concentration risk | Advertiser/ publisher two
Concentration Risk [Line Items]
Concentration of risk (as a percent)	12.60%	11.00%
Revenue | Customer concentration risk
Concentration Risk [Line Items]
Number of publishers	3	2	2
Revenue | Customer concentration risk | Publisher one
Concentration Risk [Line Items]
Concentration of risk (as a percent)	41.80%	68.90%	45.60%
Revenue | Customer concentration risk | Publisher two
Concentration Risk [Line Items]
Concentration of risk (as a percent)	28.10%	12.80%	13.60%
Revenue | Customer concentration risk | Publisher three
Concentration Risk [Line Items]
Concentration of risk (as a percent)	16.50%
Accounts payable | Supplier concentration risk
Concentration Risk [Line Items]
Number of publishers	3	5
Accounts payable | Supplier concentration risk | Publisher one
Concentration Risk [Line Items]
Concentration of risk (as a percent)	36.20%	14.30%
Accounts payable | Supplier concentration risk | Publisher two
Concentration Risk [Line Items]
Concentration of risk (as a percent)	13.60%	14.60%
Accounts payable | Supplier concentration risk | Publisher three
Concentration Risk [Line Items]
Concentration of risk (as a percent)	10.20%	15.70%
Accounts payable | Supplier concentration risk | Publisher four
Concentration Risk [Line Items]
Concentration of risk (as a percent)		16.00%
Accounts payable | Supplier concentration risk | Publisher five
Concentration Risk [Line Items]
Concentration of risk (as a percent)		22.10%